SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Advertising costs	$ 4.7	$ 1.0